GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,182,140	Great-West Core Bond Fund Institutional Class(a)	$ 62,810,544
9,424,160	Great-West Global Bond Fund Institutional Class(a)	83,592,301
3,638,748	Great-West High Yield Bond Fund Institutional Class(a)	37,588,259
4,055,381	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,932,640
8,383,330	Great-West Multi-Sector Bond Fund Institutional Class(a)	82,324,302
8,313,746	Great-West Short Duration Bond Fund Institutional Class(a)	83,719,421
6,446,787	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	62,791,706

TOTAL BOND MUTUAL FUNDS — 47.46% (Cost $447,893,824)		$454,759,173
EQUITY MUTUAL FUNDS
1,566,020	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,868,289
1,525,268	Great-West International Growth Fund Institutional Class(a)	17,769,375
4,847,123	Great-West International Value Fund Institutional Class(a)	44,205,763
2,139,474	Great-West Large Cap Growth Fund Institutional Class(a)	24,133,263
7,515,803	Great-West Large Cap Value Fund Institutional Class(a)	59,976,108
Shares		Fair Value
Equity Mutual Funds — (continued)
3,119,149	Great-West Mid Cap Value Fund Institutional Class(a)	$ 32,470,335
5,471,509	Great-West Real Estate Index Fund Institutional Class(a)	47,820,988
612,867	Great-West Small Cap Growth Fund Institutional Class(a)	8,886,576
2,273,788	Great-West Small Cap Value Fund Institutional Class(a)	21,851,103
1,376,065	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,127,660

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $224,795,073)		$288,109,460
Account Balance
FIXED INTEREST CONTRACT
215,704,312(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	215,704,312

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $215,704,312)		$215,704,312
TOTAL INVESTMENTS — 100.03% (Cost $888,393,209)		$958,572,945
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(309,319)
TOTAL NET ASSETS — 100.00%		$958,263,626

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,962,326	Great-West Core Bond Fund Institutional Class(a)	$ 30,097,228
4,510,117	Great-West Global Bond Fund Institutional Class(a)	40,004,738
1,739,202	Great-West High Yield Bond Fund Institutional Class(a)	17,965,956
1,941,296	Great-West Inflation-Protected Securities Fund Institutional Class(a)	20,073,004
4,014,609	Great-West Multi-Sector Bond Fund Institutional Class(a)	39,423,461
1,484,650	Great-West Short Duration Bond Fund Institutional Class(a)	14,950,422
3,089,012	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	30,086,982

TOTAL BOND MUTUAL FUNDS — 32.97% (Cost $190,205,633)		$192,601,791
EQUITY MUTUAL FUNDS
1,535,243	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,517,123
1,506,231	Great-West International Growth Fund Institutional Class(a)	17,547,592
4,789,705	Great-West International Value Fund Institutional Class(a)	43,682,109
2,113,770	Great-West Large Cap Growth Fund Institutional Class(a)	23,843,327
7,429,837	Great-West Large Cap Value Fund Institutional Class(a)	59,290,097
Shares		Fair Value
Equity Mutual Funds — (continued)
3,084,432	Great-West Mid Cap Value Fund Institutional Class(a)	$ 32,108,937
3,004,191	Great-West Real Estate Index Fund Institutional Class(a)	26,256,628
592,326	Great-West Small Cap Growth Fund Institutional Class(a)	8,588,726
2,232,632	Great-West Small Cap Value Fund Institutional Class(a)	21,455,592
1,357,184	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,947,541

TOTAL EQUITY MUTUAL FUNDS — 45.06% (Cost $210,739,355)		$263,237,672
Account Balance
FIXED INTEREST CONTRACT
128,520,195(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	128,520,195

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $128,520,195)		$128,520,195
TOTAL INVESTMENTS — 100.03% (Cost $529,465,183)		$584,359,658
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(194,602)
TOTAL NET ASSETS — 100.00%		$584,165,056

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,377,110	Great-West Core Bond Fund Institutional Class(a)	$ 64,791,430
9,689,755	Great-West Global Bond Fund Institutional Class(a)	85,948,128
3,736,967	Great-West High Yield Bond Fund Institutional Class(a)	38,602,870
4,179,465	Great-West Inflation-Protected Securities Fund Institutional Class(a)	43,215,671
8,648,608	Great-West Multi-Sector Bond Fund Institutional Class(a)	84,929,333
3,194,871	Great-West Short Duration Bond Fund Institutional Class(a)	32,172,350
6,646,888	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	64,740,687

TOTAL BOND MUTUAL FUNDS — 23.98% (Cost $411,268,123)		$414,400,469
EQUITY MUTUAL FUNDS
6,269,320	Great-West Emerging Markets Equity Fund Institutional Class(a)	71,532,945
6,149,609	Great-West International Growth Fund Institutional Class(a)	71,642,944
19,538,363	Great-West International Value Fund Institutional Class(a)	178,189,866
8,610,751	Great-West Large Cap Growth Fund Institutional Class(a)	97,129,269
30,465,312	Great-West Large Cap Value Fund Institutional Class(a)	243,113,191
Shares		Fair Value
Equity Mutual Funds — (continued)
12,641,385	Great-West Mid Cap Value Fund Institutional Class(a)	$ 131,596,816
7,934,010	Great-West Real Estate Index Fund Institutional Class(a)	69,343,245
2,403,516	Great-West Small Cap Growth Fund Institutional Class(a)	34,850,985
9,104,034	Great-West Small Cap Value Fund Institutional Class(a)	87,489,771
5,516,945	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,631,656

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $850,993,151)		$1,037,520,688
Account Balance
FIXED INTEREST CONTRACT
276,663,166(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	276,663,166

TOTAL FIXED INTEREST CONTRACT — 16.01% (Cost $276,663,166)		$276,663,166
TOTAL INVESTMENTS — 100.04% (Cost $1,538,924,440)		$1,728,584,323
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(612,706)
TOTAL NET ASSETS — 100.00%		$1,727,971,617

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,845,248	Great-West Core Bond Fund Institutional Class(a)	$ 18,747,723
2,813,822	Great-West Global Bond Fund Institutional Class(a)	24,958,603
1,084,529	Great-West High Yield Bond Fund Institutional Class(a)	11,203,181
1,210,923	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,520,946
2,505,883	Great-West Multi-Sector Bond Fund Institutional Class(a)	24,607,769
2,259,780	Great-West Short Duration Bond Fund Institutional Class(a)	22,755,987
1,924,405	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	18,743,704

TOTAL BOND MUTUAL FUNDS — 18.01% (Cost $131,884,538)		$133,537,913
EQUITY MUTUAL FUNDS
3,351,483	Great-West Emerging Markets Equity Fund Institutional Class(a)	38,240,418
3,279,176	Great-West International Growth Fund Institutional Class(a)	38,202,394
10,448,527	Great-West International Value Fund Institutional Class(a)	95,290,561
4,593,176	Great-West Large Cap Growth Fund Institutional Class(a)	51,811,024
16,121,851	Great-West Large Cap Value Fund Institutional Class(a)	128,652,373
Shares		Fair Value
Equity Mutual Funds — (continued)
6,712,760	Great-West Mid Cap Value Fund Institutional Class(a)	$ 69,879,835
2,963,247	Great-West Real Estate Index Fund Institutional Class(a)	25,898,778
1,293,066	Great-West Small Cap Growth Fund Institutional Class(a)	18,749,457
4,850,118	Great-West Small Cap Value Fund Institutional Class(a)	46,609,637
2,947,989	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,123,816

TOTAL EQUITY MUTUAL FUNDS — 73.03% (Cost $494,133,062)		$541,458,293
Account Balance
FIXED INTEREST CONTRACT
66,703,012(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	66,703,012

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $66,703,012)		$66,703,012
TOTAL INVESTMENTS — 100.04% (Cost $692,720,612)		$741,699,218
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(261,184)
TOTAL NET ASSETS — 100.00%		$741,438,034

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,372,522	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 49,890,480
4,292,882	Great-West International Growth Fund Institutional Class(a)	50,012,069
13,646,679	Great-West International Value Fund Institutional Class(a)	124,457,708
6,030,162	Great-West Large Cap Growth Fund Institutional Class(a)	68,020,231
21,330,770	Great-West Large Cap Value Fund Institutional Class(a)	170,219,548
8,837,636	Great-West Mid Cap Value Fund Institutional Class(a)	91,999,788
2,403,021	Great-West Real Estate Index Fund Institutional Class(a)	21,002,403
1,677,491	Great-West Small Cap Growth Fund Institutional Class(a)	24,323,624
Shares		Fair Value
Equity Mutual Funds — (continued)
6,380,714	Great-West Small Cap Value Fund Institutional Class(a)	$ 61,318,665
3,863,566	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,858,415

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $603,713,561)		$698,102,931
TOTAL INVESTMENTS — 100.03% (Cost $603,713,561)		$698,102,931
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(243,137)
TOTAL NET ASSETS — 100.00%		$697,859,794

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,182,140	$61,561,444	$3,913,170	$542,785	$18,047	$(2,121,285)	$249,637	$62,810,544	6.56%
Great-West Global Bond Fund Institutional Class	9,424,160	81,793,729	6,537,826	542,726	28,246	(4,196,528)	-	83,592,301	8.72
Great-West High Yield Bond Fund Institutional Class	3,638,748	36,716,474	1,359,307	624,194	49,863	136,672	-	37,588,259	3.92
Great-West Inflation-Protected Securities Fund Institutional Class	4,055,381	41,148,987	1,633,613	624,722	25,122	(225,238)	-	41,932,640	4.38
Great-West Multi-Sector Bond Fund Institutional Class	8,383,330	80,792,887	3,737,801	797,938	95,880	(1,408,448)	-	82,324,302	8.59
Great-West Short Duration Bond Fund Institutional Class	8,313,746	81,909,120	3,015,519	863,333	10,019	(341,885)	309,828	83,719,421	8.74
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,446,787	61,432,077	3,759,858	559,684	16,418	(1,840,545)	190,656	62,791,706	6.55
					243,595	(9,997,257)	750,121	454,759,173	47.46
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,566,020	17,755,342	1,276,075	1,346,393	487,265	183,265	-	17,868,289	1.86
Great-West International Growth Fund Institutional Class	1,525,268	17,493,584	1,418,385	612,366	142,524	(530,228)	-	17,769,375	1.85
Great-West International Value Fund Institutional Class	4,847,123	43,730,379	1,559,800	3,028,395	(379,083)	1,943,979	-	44,205,763	4.61
Great-West Large Cap Growth Fund Institutional Class	2,139,474	23,538,006	1,466,437	917,402	312,965	46,222	-	24,133,263	2.52
Great-West Large Cap Value Fund Institutional Class	7,515,803	59,105,714	928,445	6,598,897	593,476	6,540,846	-	59,976,108	6.26
Great-West Mid Cap Value Fund Institutional Class	3,119,149	31,996,543	617,518	3,830,659	591,846	3,686,933	-	32,470,335	3.39
Great-West Real Estate Index Fund Institutional Class	5,471,509	47,366,736	1,730,303	5,998,682	(98,606)	4,722,631	-	47,820,988	4.99
Great-West Small Cap Growth Fund Institutional Class	612,867	8,521,511	742,810	681,216	304,532	303,471	-	8,886,576	0.93
Great-West Small Cap Value Fund Institutional Class	2,273,788	21,280,338	652,470	2,996,585	1,197,368	2,914,880	-	21,851,103	2.28
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,376,065	12,752,105	649,963	580,570	114,326	306,162	-	13,127,660	1.37
					3,266,613	20,118,161	0	288,109,460	30.06
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	215,704,312	210,535,933	6,473,879	2,083,223	-	-	777,723	215,704,312	22.51
					0	0	777,723	215,704,312	22.51
				Total	$3,510,208	$10,120,904	$1,527,844	$958,572,945	100.03%

March 31, 2021

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,962,326	$29,337,427	$2,344,283	$558,601	$28,629	$(1,025,881)	$119,830	$30,097,228	5.15%
Great-West Global Bond Fund Institutional Class	4,510,117	39,049,879	3,489,968	564,435	(8,082)	(1,970,674)	-	40,004,738	6.85
Great-West High Yield Bond Fund Institutional Class	1,739,202	17,462,975	840,278	404,615	18,093	67,318	-	17,965,956	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	1,941,296	19,584,113	1,107,223	503,489	20,954	(114,843)	-	20,073,004	3.44
Great-West Multi-Sector Bond Fund Institutional Class	4,014,609	38,455,053	2,409,590	779,497	41,018	(661,685)	-	39,423,461	6.75
Great-West Short Duration Bond Fund Institutional Class	1,484,650	14,543,980	764,248	287,673	10,897	(70,133)	55,453	14,950,422	2.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,089,012	29,282,013	2,244,497	562,185	11,890	(877,343)	91,554	30,086,982	5.15
					123,399	(4,653,241)	266,837	192,601,791	32.97
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,535,243	17,201,736	1,594,443	1,455,941	453,237	176,885	-	17,517,123	3.00
Great-West International Growth Fund Institutional Class	1,506,231	17,134,833	1,532,707	612,328	136,480	(507,620)	-	17,547,592	3.00
Great-West International Value Fund Institutional Class	4,789,705	42,829,859	1,461,669	2,658,113	(522,942)	2,048,694	-	43,682,109	7.48
Great-West Large Cap Growth Fund Institutional Class	2,113,770	23,092,630	1,521,374	997,517	124,505	226,840	-	23,843,327	4.08
Great-West Large Cap Value Fund Institutional Class	7,429,837	57,864,215	884,726	6,011,189	399,781	6,552,345	-	59,290,097	10.15
Great-West Mid Cap Value Fund Institutional Class	3,084,432	31,326,883	315,481	3,691,022	2,263	4,157,595	-	32,108,937	5.50
Great-West Real Estate Index Fund Institutional Class	3,004,191	25,756,663	800,096	2,787,155	(9,433)	2,487,024	-	26,256,628	4.49
Great-West Small Cap Growth Fund Institutional Class	592,326	8,323,272	604,624	656,723	257,948	317,553	-	8,588,726	1.47
Great-West Small Cap Value Fund Institutional Class	2,232,632	20,859,466	326,486	3,176,835	548,817	3,446,475	-	21,455,592	3.67
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,357,184	12,495,509	772,366	719,482	11,658	399,148	-	12,947,541	2.22
					1,402,314	19,304,939	0	263,237,672	45.06
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	128,520,195	124,691,249	5,603,298	2,232,699	-	-	458,347	128,520,195	22.00
					0	0	458,347	128,520,195	22.00
				Total	$1,525,713	$14,651,698	$725,184	$584,359,658	100.03%

March 31, 2021

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,377,110	$62,890,752	$4,556,477	$482,700	$38,071	$(2,173,099)	$258,760	$64,791,430	3.75%
Great-West Global Bond Fund Institutional Class	9,689,755	83,649,586	7,054,431	546,439	(6,096)	(4,209,450)	-	85,948,128	4.97
Great-West High Yield Bond Fund Institutional Class	3,736,967	37,416,264	1,396,756	365,716	24,433	155,566	-	38,602,870	2.23
Great-West Inflation-Protected Securities Fund Institutional Class	4,179,465	41,972,912	2,033,502	565,440	22,299	(225,303)	-	43,215,671	2.50
Great-West Multi-Sector Bond Fund Institutional Class	8,648,608	82,570,194	4,632,040	889,034	50,861	(1,383,867)	-	84,929,333	4.92
Great-West Short Duration Bond Fund Institutional Class	3,194,871	31,167,047	1,476,830	331,972	12,006	(139,555)	119,577	32,172,350	1.86
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,646,888	62,806,879	4,315,626	517,947	11,123	(1,863,871)	197,632	64,740,687	3.75
					152,697	(9,839,579)	575,969	414,400,469	23.98
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,269,320	70,562,785	3,785,189	4,566,436	831,094	1,751,407	-	71,532,945	4.14
Great-West International Growth Fund Institutional Class	6,149,609	70,006,509	4,458,691	857,811	341,114	(1,964,445)	-	71,642,944	4.15
Great-West International Value Fund Institutional Class	19,538,363	174,792,949	2,114,800	5,550,423	(648,168)	6,832,540	-	178,189,866	10.31
Great-West Large Cap Growth Fund Institutional Class	8,610,751	94,231,367	3,903,463	2,514,030	(170,325)	1,508,469	-	97,129,269	5.62
Great-West Large Cap Value Fund Institutional Class	30,465,312	236,156,779	2,125,618	21,855,781	2,062,306	26,686,575	-	243,113,191	14.07
Great-West Mid Cap Value Fund Institutional Class	12,641,385	128,064,394	1,048,063	14,753,701	62,015	17,238,060	-	131,596,816	7.62
Great-West Real Estate Index Fund Institutional Class	7,934,010	67,517,756	1,262,079	6,517,487	(514,547)	7,080,897	-	69,343,245	4.01
Great-West Small Cap Growth Fund Institutional Class	2,403,516	33,979,331	850,649	1,383,806	932,165	1,404,811	-	34,850,985	2.02
Great-West Small Cap Value Fund Institutional Class	9,104,034	85,155,097	812,963	11,682,205	3,427,456	13,203,916	-	87,489,771	5.06
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,516,945	50,968,874	1,128,412	1,008,944	86,623	1,543,314	-	52,631,656	3.05
					6,409,733	75,285,544	0	1,037,520,688	60.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	276,663,166	267,705,179	10,698,061	2,722,415	-	-	982,341	276,663,166	16.01
					0	0	982,341	276,663,166	16.01
				Total	$6,562,430	$65,445,965	$1,558,310	$1,728,584,323	100.04%

March 31, 2021

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,845,248	$18,224,054	$1,542,696	$373,945	$20,589	$(645,082)	$75,225	$18,747,723	2.53%
Great-West Global Bond Fund Institutional Class	2,813,822	24,270,722	2,304,639	388,711	(12,237)	(1,228,047)	-	24,958,603	3.36
Great-West High Yield Bond Fund Institutional Class	1,084,529	10,887,337	484,668	211,041	8,574	42,217	-	11,203,181	1.51
Great-West Inflation-Protected Securities Fund Institutional Class	1,210,923	12,187,398	736,937	330,134	13,436	(73,255)	-	12,520,946	1.69
Great-West Multi-Sector Bond Fund Institutional Class	2,505,883	23,998,234	1,589,630	581,199	7,245	(398,896)	-	24,607,769	3.32
Great-West Short Duration Bond Fund Institutional Class	2,259,780	22,086,261	1,320,774	541,788	17,470	(109,260)	85,032	22,755,987	3.07
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,924,405	18,190,992	1,510,016	401,311	14,861	(555,993)	57,451	18,743,704	2.53
					69,938	(2,968,316)	217,708	133,537,913	18.01
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,351,483	37,842,872	2,529,648	2,658,357	865,345	526,255	-	38,240,418	5.16
Great-West International Growth Fund Institutional Class	3,279,176	37,501,934	2,516,735	768,313	192,799	(1,047,962)	-	38,202,394	5.15
Great-West International Value Fund Institutional Class	10,448,527	93,604,893	2,416,372	4,955,182	(907,298)	4,224,478	-	95,290,561	12.85
Great-West Large Cap Growth Fund Institutional Class	4,593,176	50,320,904	2,496,084	1,840,405	(114,274)	834,441	-	51,811,024	6.99
Great-West Large Cap Value Fund Institutional Class	16,121,851	126,652,523	1,187,235	11,610,520	2,803,269	12,423,135	-	128,652,373	17.35
Great-West Mid Cap Value Fund Institutional Class	6,712,760	68,610,985	702,905	8,744,111	(165,416)	9,310,056	-	69,879,835	9.43
Great-West Real Estate Index Fund Institutional Class	2,963,247	25,571,814	715,312	3,161,370	(305,385)	2,773,022	-	25,898,778	3.49
Great-West Small Cap Growth Fund Institutional Class	1,293,066	18,180,145	840,960	1,167,257	355,199	895,609	-	18,749,457	2.53
Great-West Small Cap Value Fund Institutional Class	4,850,118	45,601,283	348,274	5,994,735	2,114,931	6,654,815	-	46,609,637	6.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,947,989	27,183,143	745,127	546,066	127,653	741,612	-	28,123,816	3.79
					4,966,823	37,335,461	0	541,458,293	73.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	66,703,012	64,635,095	3,547,116	1,718,353	-	-	239,154	66,703,012	9.00
					0	0	239,154	66,703,012	9.00
				Total	$5,036,761	$34,367,145	$456,862	$741,699,218	100.04%

March 31, 2021

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,372,522	$47,294,451	$4,405,577	$2,953,530	$537,692	$1,143,982	$-	$49,890,480	7.15%
Great-West International Growth Fund Institutional Class	4,292,882	47,159,695	5,149,432	931,747	225,842	(1,365,311)	-	50,012,069	7.17
Great-West International Value Fund Institutional Class	13,646,679	117,785,809	4,603,246	2,604,416	(483,869)	4,673,069	-	124,457,708	17.83
Great-West Large Cap Growth Fund Institutional Class	6,030,162	63,646,175	5,447,794	2,139,027	(170,886)	1,065,289	-	68,020,231	9.75
Great-West Large Cap Value Fund Institutional Class	21,330,770	159,156,228	3,169,126	11,547,166	205,341	19,441,360	-	170,219,548	24.39
Great-West Mid Cap Value Fund Institutional Class	8,837,636	86,340,972	1,674,026	7,918,004	(129,684)	11,902,794	-	91,999,788	13.18
Great-West Real Estate Index Fund Institutional Class	2,403,021	19,691,119	967,807	1,651,899	(30,932)	1,995,376	-	21,002,403	3.01
Great-West Small Cap Growth Fund Institutional Class	1,677,491	22,840,514	1,868,165	1,200,451	768,220	815,396	-	24,323,624	3.48
Great-West Small Cap Value Fund Institutional Class	6,380,714	57,403,975	1,282,306	7,299,065	1,333,206	9,931,449	-	61,318,665	8.79
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,863,566	34,495,952	2,188,632	875,600	59,139	1,049,431	-	36,858,415	5.28
					2,314,069	50,652,835	0	698,102,931	100.03
				Total	$2,314,069	$50,652,835	$0	$698,102,931	100.03%

March 31, 2021